INVESTMENTS IN NON-CONSOLIDATED COMPANIES	12 Months Ended
Dec. 31, 2024
Disclosure of interests in other entities [Abstract]
INVESTMENTS IN NON-CONSOLIDATED COMPANIES	INVESTMENTS IN NON-CONSOLIDATED COMPANIES

	As of December 31,
	2024	2023

At the beginning of the year	517,265	821,571

Acquisition of business (note 3)	—	400,037
Derecognition related to the increase of the participation in Usiminas	—	(771,995)
Equity in earnings of non-consolidated companies	69,108	105,305
Other comprehensive income and other effects	(90,795)	(2,812)
Dividends from non-consolidated companies (1)	(27,062)	(34,841)

At the end of the year	468,516	517,265
(1) Mainly related to dividends from Unigal Usiminas Ltda. and MRS Logística S.A.

The principal investments in non-consolidated companies, all of which are unlisted, are:

	Country of incorporation	Main activity	Voting rights at		Value at

			December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

Techgen S.A. de C.V.	Mexico	Provision of electric power	48.00%	48.00%	130,433	116,849
Unigal Usiminas Ltda.	Brazil	Manufacturing and selling of steel products	70.00%	70.00%	98,280	124,064
MRS Logística S.A	Brazil	Logistical services	11.48%	11.41%	203,778	235,268
Other non-consolidated companies (1)					36,025	41,084
					468,516	517,265
(1) It includes the investments held in Finma S.A.I.F., Recrotek S.R.L. de C.V., Gas Industrial de Monterrey S.A. de C.V., Modal Terminal de Graneis Ltda., Usiroll – Usiminas Court Tecnologia em Acabamento Superficial Ltda, Codeme Engenharia S.A, Terminal de Cargas Paraopeba Ltda., Terminal de Cargas Sarzedo Ltda., and Metalcentro Ltda.
(a)Techgen S.A. de C.V.
Techgen is a Mexican natural gas-fired combined cycle electric power plant in the Pesquería area of the State of Nuevo León, Mexico. The company started producing energy on December 1, 2016 and is fully operational. As of February 2017, Ternium, Tenaris, and Tecpetrol International S.A. (a wholly-owned subsidiary of San Faustin S.A., the controlling shareholder of both Ternium and Tenaris) completed their investments in Techgen. Techgen is currently owned 48% by Ternium, 30% by Tecpetrol and 22% by Tenaris. Ternium and Tenaris also agreed to enter into power supply and transportation agreements with Techgen, pursuant to which Ternium and Tenaris will contract 78% and 22%, respectively, of Techgen’s power capacity of 900 megawatts.
Techgen stated in its unaudited annual accounts, prepared in accordance with IFRS Accounting Standards (International Financial Reporting Standards), as of and for the year ended December 31, 2024, that revenues amounted to $253 million ($444 million as of December 31, 2023), net profit from continuing operations to $27 million ($55 million as of December 31, 2023), non-current assets to $692 million ($766 million as of December 31, 2023), current assets to $104 million ($175 million as of December 31, 2023), non-current liabilities to $415 million ($466 million as of December 31, 2023), current liabilities to $109 million ($232 million as of December 31, 2023) and shareholders’ equity to $272 million ($243 million as of December 31, 2023).

During 2017 and 2016, Techgen’s shareholders made additional investments in Techgen, in the form of subordinated loans, which in the case of Ternium amounted to $148.4 million as of December 31, 2024, and which are due in June 2026.
14.    INVESTMENTS IN NON-CONSOLIDATED COMPANIES (continued)

On February 2019, Techgen S.A. de C.V. entered into syndicated loan agreement with HSBC Mexico, Natixis, Credit Agricole, BNP, Santander, Intesa SP and Norinchukin (the “Syndicated Loan”), according to the following terms: (i) Libor + 170 bps; (ii) maturity on February 13, 2026; (iii) average life 4.30 years; and (iv) guaranteed by: assets, shares, a debt service reserve account - which represents 10% of the outstanding amount- and the fix capacity charge cash-flow.

On August 5, 2021, Ternium Investments completed the purchase of a participation in this Syndicated Loan for an amount of $68 million. As of December 31, 2024, the outstanding syndicated loan amount was of $188 million and Ternium Investments’ participation was of $39 million.

For commitments from Ternium in connection with Techgen, see note 25.

(b) Unigal Usiminas Ltda.

Unigal is a Brazilian joint venture with a plant located in Ipatinga, Minas Gerais, between Usiminas and Nippon Steel Corporation, which hold 70% and 30% ownership interest, respectively. The main activity of this joint venture is the transformation of cold-rolled coils, provided only by Usiminas, into hot-dipped galvanized coils. The plant has a galvanizing production capacity of 1,030 million tons per year. The control of Unigal is shared between the partners, as provided for in the shareholders’ agreement.

Unigal stated in its unaudited annual accounts, prepared in accordance with IFRS Accounting Standards (International Financial Reporting Standards), as of and for the year ended December 31, 2024, that revenues amounted to $68 million ($37 million for the six-month period ended December 31, 2023), net profit from continuing operations to $28 million ($17 million for the six-month period ended December 31, 2023), non-current assets to $126 million ($163 million as of December 31, 2023), current assets to $35 million ($40 million as of December 31, 2023), non-current liabilities to $38 million ($48 million as of December 31, 2023), current liabilities to $9 million ($11 million as of December 31, 2023) and shareholders’ equity to $114 million ($143 million as of December 31, 2023).

(c) MRS Logística S.A.

MRS Logística is a Brazilian railway cargo operator and logistics services provider that manages a 1,634 km network in the states of Minas Gerais, Rio de Janeiro and São Paulo, a region that concentrates about half of the Brazilian GDP. Usiminas holds a 11.48% ownership interest, along with CSN (18.6%), Congonhas Minérios (18.6%), Vale (10.9%), Gerdau (1.3%) and a wide group of small investors (6.5%). These companies, through a shareholders’ agreement, constitute, through representatives, the Board of Directors, which is responsible, among other duties, for this company’s overall strategic direction, for the decision on most significant investments and for the health and longevity of the organization.
MRS Logística stated in its unaudited annual accounts, prepared in accordance with IFRS Accounting Standards (International Financial Reporting Standards), as of and for the year ended December 31, 2024, that revenues amounted to $1,304 million ($727 million for the six-month period ended December 31, 2023), net profit from continuing operations to $263 million ($148 million for the six-month period ended December 31, 2023), non-current assets to $2,461 million ($2,779 million as of December 31, 2023), current assets to $868 million ($954 million as of December 31, 2023), non-current liabilities to $1,576 million ($1,709 million as of December 31, 2023), current liabilities to $547 million ($704 million as of December 31, 2023) and shareholders’ equity to $1,206 million ($1,320 million as of December 31, 2023).